Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2023	2022
Cost:
Office furniture and equipment	827	799
Laboratory equipment	1,938	1,915
Computers and auxiliary equipment	571	574
	3,336	3,288
Accumulated depreciation	1,749	1,537
Impairment of fixed assets (2)	1,426
Property and equipment, net	161	1,751
(1)	Depreciation expenses amounted to $212, $346 and $205 for the years ended December 31, 2023, 2022 and 2021, respectively.
(2)	impairment of fixed assets